Related Party and Party-In-Interest Transactions - Additional Information (Detail) - EBP 002 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value	$ 508,503,397	$ 453,077,912
Ing Groep Nv [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, number of shares	326,276.42	409,479.941
EBP, Investment, excluding plan interest in master trust, fair value	$ 9,135,740	$ 6,416,551
Employee benefit plan dividend income on investment	$ 506,662
EBP, Investment, purchased, number of shares	41,934.271
EBP, Investment, sold, number of shares	125,137.792